Segment Information and Sales to Significant Customers - Summary of Revenue and Long-lived Assets by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 845,225	$ 841,332	$ 832,938	$ 826,359	$ 822,128	$ 808,837	$ 808,928	$ 807,010	$ 3,345,854	$ 3,246,903	$ 3,177,728
Total long-lived assets	275,544				277,907				275,544	277,907	258,402
North America (Mainly United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									2,423,067	2,266,110	2,333,096
Total long-lived assets	72,855				83,645				72,855	83,645	102,739
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									398,400	441,731	403,115
Total long-lived assets	78,501				65,746				78,501	65,746	47,717
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									524,387	539,062	441,517
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	56,683				51,086				56,683	51,086	45,669
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	25,036				29,401				25,036	29,401	35,071
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 42,469				$ 48,029				$ 42,469	$ 48,029	$ 27,206